Consolidated Statements of Changes in Equity (Parenthetical) - ¥ / shares	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Dividends per share	¥ 5	¥ 8	¥ 5	¥ 8